Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Dec 31, 2010
Registrant Name	dei_EntityRegistrantName	M FUND INC
Central Index Key	dei_EntityCentralIndexKey	0000948258
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Apr 29, 2011
Document Effective Date	dei_DocumentEffectiveDate	Apr 29, 2011
M International Equity Fund (Prospectus Summary) | M International Equity Fund | M International Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MBEQX
M Large Cap Growth Fund (Prospectus Summary) | M Large Cap Growth Fund | M Large Cap Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MTCGX
M Capital Appreciation Fund (Prospectus Summary) | M Capital Appreciation Fund | M Capital Appreciation Fund
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MFCPX
M Business Opportunity Value Fund (Prospectus Summary) | M Business Opportunity Value Fund | M Business Opportunity Value Fund
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MBOVX

M International Equity Fund (Prospectus Summary) | M International Equity Fund
M INTERNATIONAL EQUITY FUND
Investment Goal
The Fund seeks long-term capital appreciation.

Fund Fees and Expenses
The fees and expenses reflected in the table below do not include the fees and charges associated with variable annuities, variable life insurance, or qualified retirement plans. Fees and charges for life insurance and annuity products typically include a sales load and/or a surrender charge and other charges for insurance benefits. If these fees and charges were included, the costs shown below would be higher.

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investments)
Annual Fund Operating Expenses		M International Equity Fund
Management Fees	[1]	0.65%
Distribution (12b-1) Fee		none
Other Expenses	[2]	0.23%
Total Annual Fund Operating Expenses		0.88%
[1]	Restated to reflect current fees. Effective March 1, 2011, the advisory fee payable to the Adviser decreased from 1.10% of the first $10 million , 0.95% of the next $10 million, 0.75% of the next $30 million and 0.65% on amounts above $50 million of the Fund's average daily net assets to a flat fee of 0.65% of the Fund's average daily net assets.
[2]	For the period from May 1, 2011 to April 30, 2012, M Financial Investment Advisers, Inc. (the "Adviser") has contractually agreed to reimburse the Fund for certain operating expenses (other than advisory fees, brokerage or other portfolio transaction expenses or expenses for litigation, indemnification, taxes or other extraordinary expenses) to the extent that such expenses exceed 0.25% of the Fund's annualized average daily net assets.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a hypothetical 5% return each year and that the Fund's operating expenses remain the same. These expense examples do not reflect the fees and charges imposed by the applicable insurance company or retirement plan. If these fees and charges were included, the costs shown below would be higher. Although your actual costs (and returns) may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
M International Equity Fund	90	281	488	1,084

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.
During the most recent fiscal year, the Fund's portfolio turnover rate was 11%
of the average value of its portfolio.

Principal Investment Strategies
The Fund will normally invest at least 80% of its total assets in equity securities of issuers located in at least three countries other than the United
States. These countries may include, but are not limited to, the nations of
Western Europe, North and South America, Australia, Africa and Asia. This
strategy is not fundamental (it may be changed without shareholder approval), but should the Fund decide to change this strategy, it will provide shareholders with at least 60 days notice.

Securities will generally be purchased in the form of common stock, preferred stock, securities that are convertible into common stock, American Depository
Receipts (ADRs), European Depository Receipts (EDRs), International Depository
Receipts (IDRs) or Global Depository Receipts (GDRs). The Fund focuses on stocks with capitalizations of  $1 billion or more. The Fund also may invest in emerging market securities.

The Fund's sub-adviser, Brandes Investment Partners, L.P. ("Brandes") uses the
Graham and Dodd "Value Investing" approach. Following this philosophy, Brandes views stocks as parts of businesses that are for sale. Brandes seeks to purchase a diversified group of these businesses at prices that the Brandes believes are below their true long-term value.

Principal Investment Risks
As with any mutual fund, there is no guarantee that the Fund will achieve its goal. The Fund's share price will fluctuate, which means you could lose money on your investment in the Fund. The Fund's investment performance could be worse than other investments:

• if the stock market as a whole goes down;

• if the market values the stocks in the Fund's portfolio lower than Brandes believes they should be valued;

• because investments in foreign securities may have more frequent and larger price changes than U.S. securities;

• because investments in foreign securities may lose value due to changes in currency exchange rates and other factors;

• because emerging market securities involve unique risks, such as exposure to economies less diverse and mature than that of the U.S.;

• because economic or political changes may cause larger price changes in emerging market securities than other foreign securities;

• because the Fund may be more susceptible to economic, political or regulatory changes in any single country or industry than more highly diversified funds; or

• if the stocks in the Fund's portfolio do not grow over the long term or grow less rapidly than expected.

Performance
The following information may give some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year for each of the last ten calendar years and by showing how the Fund's average annual total returns compare with those of a broad measure of market performance (i.e., the Morgan Stanley Capital International - Europe, Australasia, Far East Index
(MSCI EAFE Index)). The performance information shown here does not reflect fees that are paid by the insurance company separate accounts that invest in the
Fund. Inclusion of those fees would reduce the total return figures for all periods. The Fund's past performance does not necessarily indicate how the Fund will perform in the future.

Highest quarterly return: 26.60% (for the quarter ended 6/30/2003)

Lowest quarterly return: (21.57)% (for the quarter ended 9/30/2002)

The table below shows the Fund's average annual total returns for the periods indicated, and how those returns compare to those of the MSCI EAFE Index. You cannot invest directly in an index. The Index is calculated on a total return basis and reflects no deduction for fees, expenses or taxes.

Average Annual Total Returns (for the periods ended December 31, 2010)
Average Annual Total Returns	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
M International Equity Fund	M International Equity Fund	4.61%	1.54%	4.89%
M International Equity Fund MSCI EAFE Index	MSCI EAFE Index	7.74%	2.46%	3.50%

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Apr 29, 2011
M International Equity Fund (Prospectus Summary) | M International Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	M INTERNATIONAL EQUITY FUND
Investment Objective, Heading	rr_ObjectiveHeading	Investment Goal
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The Fund seeks long-term capital appreciation.

Expense, Heading	rr_ExpenseHeading	Fund Fees and Expenses
Expense, Narrative	rr_ExpenseNarrativeTextBlock
The fees and expenses reflected in the table below do not include the fees and charges associated with variable annuities, variable life insurance, or qualified retirement plans. Fees and charges for life insurance and annuity products typically include a sales load and/or a surrender charge and other charges for insurance benefits. If these fees and charges were included, the costs shown below would be higher.

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investments)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.
During the most recent fiscal year, the Fund's portfolio turnover rate was 11%
of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	11.00%
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a hypothetical 5% return each year and that the Fund's operating expenses remain the same. These expense examples do not reflect the fees and charges imposed by the applicable insurance company or retirement plan. If these fees and charges were included, the costs shown below would be higher. Although your actual costs (and returns) may be higher or lower, based on these assumptions your costs would be:

Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
The Fund will normally invest at least 80% of its total assets in equity securities of issuers located in at least three countries other than the United
States. These countries may include, but are not limited to, the nations of
Western Europe, North and South America, Australia, Africa and Asia. This
strategy is not fundamental (it may be changed without shareholder approval), but should the Fund decide to change this strategy, it will provide shareholders with at least 60 days notice.

Securities will generally be purchased in the form of common stock, preferred stock, securities that are convertible into common stock, American Depository
Receipts (ADRs), European Depository Receipts (EDRs), International Depository
Receipts (IDRs) or Global Depository Receipts (GDRs). The Fund focuses on stocks with capitalizations of  $1 billion or more. The Fund also may invest in emerging market securities.

The Fund's sub-adviser, Brandes Investment Partners, L.P. ("Brandes") uses the
Graham and Dodd "Value Investing" approach. Following this philosophy, Brandes views stocks as parts of businesses that are for sale. Brandes seeks to purchase a diversified group of these businesses at prices that the Brandes believes are below their true long-term value.

Risk, Heading	rr_RiskHeading	Principal Investment Risks
Risk, Narrative	rr_RiskNarrativeTextBlock
As with any mutual fund, there is no guarantee that the Fund will achieve its goal. The Fund's share price will fluctuate, which means you could lose money on your investment in the Fund. The Fund's investment performance could be worse than other investments:

• if the stock market as a whole goes down;

• if the market values the stocks in the Fund's portfolio lower than Brandes believes they should be valued;

• because investments in foreign securities may have more frequent and larger price changes than U.S. securities;

• because investments in foreign securities may lose value due to changes in currency exchange rates and other factors;

• because emerging market securities involve unique risks, such as exposure to economies less diverse and mature than that of the U.S.;

• because economic or political changes may cause larger price changes in emerging market securities than other foreign securities;

• because the Fund may be more susceptible to economic, political or regulatory changes in any single country or industry than more highly diversified funds; or

• if the stocks in the Fund's portfolio do not grow over the long term or grow less rapidly than expected.

Risk, Lose Money	rr_RiskLoseMoney	As with any mutual fund, there is no guarantee that the Fund will achieve its goal. The Fund's share price will fluctuate, which means you could lose money on your investment in the Fund.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The following information may give some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year for each of the last ten calendar years and by showing how the Fund's average annual total returns compare with those of a broad measure of market performance (i.e., the Morgan Stanley Capital International - Europe, Australasia, Far East Index
(MSCI EAFE Index)). The performance information shown here does not reflect fees that are paid by the insurance company separate accounts that invest in the
Fund. Inclusion of those fees would reduce the total return figures for all periods. The Fund's past performance does not necessarily indicate how the Fund will perform in the future.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information may give some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year for each of the last ten calendar years and by showing how the Fund's average annual total returns compare with those of a broad measure of market performance (i.e., the Morgan Stanley Capital International - Europe, Australasia, Far East Index (MSCI EAFE Index)).
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance does not necessarily indicate how the Fund will perform in the future.
Bar Chart, Closing	rr_BarChartClosingTextBlock
Highest quarterly return: 26.60% (for the quarter ended 6/30/2003)

Lowest quarterly return: (21.57)% (for the quarter ended 9/30/2002)

Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock
The table below shows the Fund's average annual total returns for the periods indicated, and how those returns compare to those of the MSCI EAFE Index. You cannot invest directly in an index. The Index is calculated on a total return basis and reflects no deduction for fees, expenses or taxes.

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (for the periods ended December 31, 2010)
M International Equity Fund (Prospectus Summary) | M International Equity Fund | M International Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-04-30
Expenses, Restated to Reflect Current	rr_ExpensesRestatedToReflectCurrent	Restated to reflect current fees. Effective March 1, 2011, the advisory fee payable to the Adviser decreased from 1.10% of the first $10 million , 0.95% of the next $10 million, 0.75% of the next $30 million and 0.65% on amounts above $50 million of the Fund's average daily net assets to a flat fee of 0.65% of the Fund's average daily net assets.
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest quarterly return:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2003
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	26.60%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest quarterly return:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2002
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(21.57%)
M International Equity Fund | MSCI EAFE Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	MSCI EAFE Index
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	7.74%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.46%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	3.50%
M International Equity Fund | M International Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.65%	[1]
Distribution (12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.23%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.88%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	90
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	281
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	488
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,084
Annual Return 2001	rr_AnnualReturn2001	(12.77%)
Annual Return 2002	rr_AnnualReturn2002	(15.30%)
Annual Return 2003	rr_AnnualReturn2003	47.43%
Annual Return 2004	rr_AnnualReturn2004	24.00%
Annual Return 2005	rr_AnnualReturn2005	10.55%
Annual Return 2006	rr_AnnualReturn2006	26.78%
Annual Return 2007	rr_AnnualReturn2007	8.01%
Annual Return 2008	rr_AnnualReturn2008	(39.84%)
Annual Return 2009	rr_AnnualReturn2009	25.28%
Annual Return 2010	rr_AnnualReturn2010	4.61%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	M International Equity Fund
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	4.61%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.54%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	4.89%

[1]	Restated to reflect current fees. Effective March 1, 2011, the advisory fee payable to the Adviser decreased from 1.10% of the first $10 million , 0.95% of the next $10 million, 0.75% of the next $30 million and 0.65% on amounts above $50 million of the Fund's average daily net assets to a flat fee of 0.65% of the Fund's average daily net assets.
[2]	For the period from May 1, 2011 to April 30, 2012, M Financial Investment Advisers, Inc. (the "Adviser") has contractually agreed to reimburse the Fund for certain operating expenses (other than advisory fees, brokerage or other portfolio transaction expenses or expenses for litigation, indemnification, taxes or other extraordinary expenses) to the extent that such expenses exceed 0.25% of the Fund's annualized average daily net assets.

M Large Cap Growth Fund (Prospectus Summary) | M Large Cap Growth Fund
M LARGE CAP GROWTH FUND
Investment Goal
The Fund seeks long-term capital appreciation.

Fund Fees and Expenses
The fees and expenses reflected in the table below do not include the fees and charges associated with variable annuities, variable life insurance, or qualified retirement plans. Fees and charges for life insurance and annuity products typically include a sales load and/or a surrender charge and other charges for insurance benefits. If these fees and charges were included, the costs shown below would be higher.

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investments)
Annual Fund Operating Expenses		M Large Cap Growth Fund
Management Fees		0.62%
Distribution (12b-1) Fee		none
Other Expenses	[1]	0.21%
Total Annual Fund Operating Expenses		0.83%
[1]	For the period from May 1, 2011 to April 30, 2012, the Adviser has contractually agreed to reimburse the Fund for certain operating expenses (other than advisory fees, brokerage or other portfolio transaction expenses or expenses for litigation, indemnification, taxes or other extraordinary expenses) to the extent that such expenses exceed 0.25% of the Fund's annualized average daily net assets.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a hypothetical 5% return each year and that the Fund's operating expenses remain the same. These expense examples do not reflect the fees and charges imposed by the applicable insurance company or retirement plan. If these fees and charges were included, the costs shown below would be higher. Although your actual costs (and returns) may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
M Large Cap Growth Fund	85	265	460	1,025

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.
During the most recent fiscal year, the Fund's portfolio turnover rate was 81%
of the average value of its portfolio.

Principal Investment Strategies
The Fund's sub-adviser, DSM Capital Partners LLC, ("DSM") uses a "bottom-up,"
idea-driven approach and focuses on a long-term (three year minimum) investment horizon. This means that portfolio managers and equity analysts identify companies, one-by-one, which exhibit certain characteristics. Correspondingly, while DSM is cognizant of "macro" trends in the U.S. and world economy, as well as business trends in the broad sectors of the economy (so-called "top-down"
analysis), investment decisions are primarily based on company fundamentals.

The Fund invests primarily in large-cap equity securities, including common stocks and preferred stocks. DSM defines "large-cap" as capitalizations of  $5 billion or more.

DSM specializes in investing in growing businesses with solid fundamentals, attractive profitability, and successful managements. Companies will typically have projected revenue and earnings growth in excess of 10% and will often have higher returns on equity and assets than the S&P 500 companies. Generally, these businesses will be generating free cash flow and will have financial returns that are stable or rising, driven by improving business fundamentals.

By focusing on company fundamentals and using its proprietary valuation methodology, DSM tries to capture inefficiencies in the market. DSM's in-depth knowledge of thorough fundamental analysis, the compact nature of its investment team, the quality of the information flow within the company and the speed of decision-making allows DSM to take advantage of typical mispricings of the securities.

DSM's portfolio managers/research analysts work closely together such that there is one research effort. The research process, in addition to covering portfolio and "on-deck" holdings, involves working up new ideas in a "peeling of the onion" process among the team until the idea is rejected or accepted.

DSM screens for growth ideas by searching databases representing thousands of companies, using various criteria, including revenue growth, earnings growth, free cash flow, profitability, use of debt, and negative earnings surprises.

In researching existing holdings and candidate companies, DSM employs proprietary work including extensive use of "expert interviews" with knowledgeable third parties in every industry and sub-industry studied by the firm. DSM portfolio manager/analysts also attend a wide variety of industry-sponsored conferences. DSM also contracts with survey research firms to conduct proprietary surveys on relevant issues within certain industries.
Importantly, DSM believes that the research work on each holding and candidate company is a continuing process designed to keep up with evolving issues, such as markets, global competition and economic conditions that can "change the game" for companies and entire industries.

Principal Investment Risks
As with any mutual fund, there is no guarantee that the Fund will achieve its goals. The Fund's share price will fluctuate, which means you could lose money on your investment in the Fund. The Fund's investment performance could be worse than other investments:

• if the stock market as a whole goes down;

• if the market values the stocks in the Fund's portfolio lower than the sub-adviser believes they should be valued;

• if the earnings of the growth-oriented companies in which the Fund invests do not grow or grow less rapidly than expected;

• because the portfolio is comprised of 25 to 35 holdings, which is less diversified than the overall stock market;

• because growth investing emphasizes stock price appreciation over current income from dividends;

• due to the costs and risks of relatively active trading;

• because large cap companies may be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes, may be more prone to global economic risks, and also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion;

• because growth-oriented investments may underperform when value investing is in favor;

• because foreign securities involve additional risks, including currency-rate fluctuations, political and economic instability, differences in financial reporting standards, less-strict regulation of securities markets and less liquidity and more volatility than domestic markets, which may result in delays in settling securities transactions;

• because the Fund may hold a significant percentage of its assets in the securities of one company, and therefore it may be more sensitive to market changes than a diversified fund; or

• because changes in government regulations may adversely affect the value of a security.

It is not expected that the Fund will own a substantial amount of securities that pay dividends. Investors in the Fund should not expect dividend income to offset any decline in the prices of portfolio securities.

Performance
The following information may give some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year for each of the last ten calendar years and by showing how the Fund's average annual total returns compare with those of a broad measure of market performance. The
Fund's past performance does not necessarily indicate how the Fund will perform in the future. The performance prior to October 12, 2009 reflects the performance results obtained under a different sub-adviser using different investment strategies. Had the current sub-adviser and investment strategies been in place during the period shown, the performance results may have been different. The performance information shown here does not reflect fees that are paid by the insurance company separate accounts that invest in the Fund.
Inclusion of those fees would reduce the total return figures for all periods.
The Fund's past performance does not necessarily indicate how the Fund will perform in the future.

Highest quarterly return: 17.40% (for the quarter ended 9/30/2010)

Lowest quarterly return: (26.29)% (for the quarter ended 12/31/2008)

The table below shows the Fund's average annual total returns for the periods indicated, and how those returns compare to those of the Russell 1000 Growth
Index. You cannot invest directly in an index. The Index is calculated on a total return basis and reflects no deduction for fees, expenses or taxes. The performance prior to October 12, 2009 reflects the performance results obtained under a different sub-adviser using different investment strategies. Had the current sub-adviser and investment strategies been in place during the period shown, the performance results may have been different.

Average Annual Total Returns (for the periods ended December 31, 2010)
Average Annual Total Returns	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
M Large Cap Growth Fund	M Large Cap Growth Fund	23.06%	2.77%	0.93%
M Large Cap Growth Fund Russell 1000 Growth Index	Russell 1000 Growth Index	16.72%	3.76%	0.02%

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Apr 29, 2011
M Large Cap Growth Fund (Prospectus Summary) | M Large Cap Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	M LARGE CAP GROWTH FUND
Investment Objective, Heading	rr_ObjectiveHeading	Investment Goal
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The Fund seeks long-term capital appreciation.

Expense, Heading	rr_ExpenseHeading	Fund Fees and Expenses
Expense, Narrative	rr_ExpenseNarrativeTextBlock
The fees and expenses reflected in the table below do not include the fees and charges associated with variable annuities, variable life insurance, or qualified retirement plans. Fees and charges for life insurance and annuity products typically include a sales load and/or a surrender charge and other charges for insurance benefits. If these fees and charges were included, the costs shown below would be higher.

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investments)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.
During the most recent fiscal year, the Fund's portfolio turnover rate was 81%
of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	81.00%
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a hypothetical 5% return each year and that the Fund's operating expenses remain the same. These expense examples do not reflect the fees and charges imposed by the applicable insurance company or retirement plan. If these fees and charges were included, the costs shown below would be higher. Although your actual costs (and returns) may be higher or lower, based on these assumptions your costs would be:

Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
The Fund's sub-adviser, DSM Capital Partners LLC, ("DSM") uses a "bottom-up,"
idea-driven approach and focuses on a long-term (three year minimum) investment horizon. This means that portfolio managers and equity analysts identify companies, one-by-one, which exhibit certain characteristics. Correspondingly, while DSM is cognizant of "macro" trends in the U.S. and world economy, as well as business trends in the broad sectors of the economy (so-called "top-down"
analysis), investment decisions are primarily based on company fundamentals.

The Fund invests primarily in large-cap equity securities, including common stocks and preferred stocks. DSM defines "large-cap" as capitalizations of  $5 billion or more.

DSM specializes in investing in growing businesses with solid fundamentals, attractive profitability, and successful managements. Companies will typically have projected revenue and earnings growth in excess of 10% and will often have higher returns on equity and assets than the S&P 500 companies. Generally, these businesses will be generating free cash flow and will have financial returns that are stable or rising, driven by improving business fundamentals.

By focusing on company fundamentals and using its proprietary valuation methodology, DSM tries to capture inefficiencies in the market. DSM's in-depth knowledge of thorough fundamental analysis, the compact nature of its investment team, the quality of the information flow within the company and the speed of decision-making allows DSM to take advantage of typical mispricings of the securities.

DSM's portfolio managers/research analysts work closely together such that there is one research effort. The research process, in addition to covering portfolio and "on-deck" holdings, involves working up new ideas in a "peeling of the onion" process among the team until the idea is rejected or accepted.

DSM screens for growth ideas by searching databases representing thousands of companies, using various criteria, including revenue growth, earnings growth, free cash flow, profitability, use of debt, and negative earnings surprises.

In researching existing holdings and candidate companies, DSM employs proprietary work including extensive use of "expert interviews" with knowledgeable third parties in every industry and sub-industry studied by the firm. DSM portfolio manager/analysts also attend a wide variety of industry-sponsored conferences. DSM also contracts with survey research firms to conduct proprietary surveys on relevant issues within certain industries.
Importantly, DSM believes that the research work on each holding and candidate company is a continuing process designed to keep up with evolving issues, such as markets, global competition and economic conditions that can "change the game" for companies and entire industries.

Risk, Heading	rr_RiskHeading	Principal Investment Risks
Risk, Narrative	rr_RiskNarrativeTextBlock
As with any mutual fund, there is no guarantee that the Fund will achieve its goals. The Fund's share price will fluctuate, which means you could lose money on your investment in the Fund. The Fund's investment performance could be worse than other investments:

• if the stock market as a whole goes down;

• if the market values the stocks in the Fund's portfolio lower than the sub-adviser believes they should be valued;

• if the earnings of the growth-oriented companies in which the Fund invests do not grow or grow less rapidly than expected;

• because the portfolio is comprised of 25 to 35 holdings, which is less diversified than the overall stock market;

• because growth investing emphasizes stock price appreciation over current income from dividends;

• due to the costs and risks of relatively active trading;

• because large cap companies may be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes, may be more prone to global economic risks, and also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion;

• because growth-oriented investments may underperform when value investing is in favor;

• because foreign securities involve additional risks, including currency-rate fluctuations, political and economic instability, differences in financial reporting standards, less-strict regulation of securities markets and less liquidity and more volatility than domestic markets, which may result in delays in settling securities transactions;

• because the Fund may hold a significant percentage of its assets in the securities of one company, and therefore it may be more sensitive to market changes than a diversified fund; or

• because changes in government regulations may adversely affect the value of a security.

It is not expected that the Fund will own a substantial amount of securities that pay dividends. Investors in the Fund should not expect dividend income to offset any decline in the prices of portfolio securities.

Risk, Lose Money	rr_RiskLoseMoney	As with any mutual fund, there is no guarantee that the Fund will achieve its goals. The Fund's share price will fluctuate, which means you could lose money on your investment in the Fund.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The following information may give some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year for each of the last ten calendar years and by showing how the Fund's average annual total returns compare with those of a broad measure of market performance. The
Fund's past performance does not necessarily indicate how the Fund will perform in the future. The performance prior to October 12, 2009 reflects the performance results obtained under a different sub-adviser using different investment strategies. Had the current sub-adviser and investment strategies been in place during the period shown, the performance results may have been different. The performance information shown here does not reflect fees that are paid by the insurance company separate accounts that invest in the Fund.
Inclusion of those fees would reduce the total return figures for all periods.
The Fund's past performance does not necessarily indicate how the Fund will perform in the future.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information may give some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year for each of the last ten calendar years and by showing how the Fund's average annual total returns compare with those of a broad measure of market performance.
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance does not necessarily indicate how the Fund will perform in the future.
Bar Chart, Closing	rr_BarChartClosingTextBlock
Highest quarterly return: 17.40% (for the quarter ended 9/30/2010)

Lowest quarterly return: (26.29)% (for the quarter ended 12/31/2008)

Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock
The table below shows the Fund's average annual total returns for the periods indicated, and how those returns compare to those of the Russell 1000 Growth
Index. You cannot invest directly in an index. The Index is calculated on a total return basis and reflects no deduction for fees, expenses or taxes. The performance prior to October 12, 2009 reflects the performance results obtained under a different sub-adviser using different investment strategies. Had the current sub-adviser and investment strategies been in place during the period shown, the performance results may have been different.

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (for the periods ended December 31, 2010)
M Large Cap Growth Fund (Prospectus Summary) | M Large Cap Growth Fund | M Large Cap Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest quarterly return:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2010
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	17.40%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest quarterly return:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(26.29%)
M Large Cap Growth Fund | Russell 1000 Growth Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Russell 1000 Growth Index
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	16.72%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	3.76%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	0.02%
M Large Cap Growth Fund | M Large Cap Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.62%
Distribution (12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.21%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.83%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	85
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	265
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	460
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,025
Annual Return 2001	rr_AnnualReturn2001	(23.60%)
Annual Return 2002	rr_AnnualReturn2002	(26.52%)
Annual Return 2003	rr_AnnualReturn2003	34.58%
Annual Return 2004	rr_AnnualReturn2004	11.19%
Annual Return 2005	rr_AnnualReturn2005	13.92%
Annual Return 2006	rr_AnnualReturn2006	8.52%
Annual Return 2007	rr_AnnualReturn2007	22.43%
Annual Return 2008	rr_AnnualReturn2008	(48.97%)
Annual Return 2009	rr_AnnualReturn2009	37.40%
Annual Return 2010	rr_AnnualReturn2010	23.06%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	M Large Cap Growth Fund
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	23.06%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.77%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	0.93%

[1]	For the period from May 1, 2011 to April 30, 2012, the Adviser has contractually agreed to reimburse the Fund for certain operating expenses (other than advisory fees, brokerage or other portfolio transaction expenses or expenses for litigation, indemnification, taxes or other extraordinary expenses) to the extent that such expenses exceed 0.25% of the Fund's annualized average daily net assets.

M Capital Appreciation Fund (Prospectus Summary) | M Capital Appreciation Fund
M CAPITAL APPRECIATION FUND
Investment Goal
The Fund seeks maximum capital appreciation.

Fund Fees and Expenses
The fees and expenses reflected in the table below do not include the fees and charges associated with variable annuities, variable life insurance, or qualified retirement plans. Fees and charges for life insurance and annuity products typically include a sales load and/or a surrender charge and other charges for insurance benefits. If these fees and charges were included, the costs shown below would be higher.

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investments)
Annual Fund Operating Expenses		M Capital Appreciation Fund
Management Fees		0.90%
Distribution (12b-1) Fee		none
Other Expenses	[1]	0.20%
Total Annual Fund Operating Expenses		1.10%
[1]	For the period from May 1, 2011 to April 30, 2012, the Adviser has contractually agreed to reimburse the Fund for certain operating expenses (other than advisory fees, brokerage or other portfolio transaction expenses or expenses for litigation, indemnification, taxes or other extraordinary expenses) to the extent that such expenses exceed 0.25% of the Fund's annualized average daily net assets.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a hypothetical 5% return each year and that the Fund's operating expenses remain the same. These expense examples do not reflect the fees and charges imposed by the applicable insurance company or retirement plan. If these fees and charges were included, the costs shown below would be higher. Although your actual costs (and returns) may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
M Capital Appreciation Fund	112	350	606	1,340

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.
During the most recent fiscal year, the Fund's portfolio turnover rate was 22%
of the average value of its portfolio.

Principal Investment Strategies
The Fund invests in common stock of U.S. companies of all sizes, with emphasis on stocks of companies with capitalizations that are consistent with the capitalizations of those companies found in the Russell 2500 Index. As of May
31, 2010, the capitalization of the Russell 2500 Index ranged from  $112 million to  $5,372 million.

The Fund's sub-adviser, Frontier Capital Management Company, LLC ("Frontier")
seeks to invest in companies with unrecognized earnings potential. Earnings per share, growth and price appreciation are important factors. Wall Street analysts do not usually widely follow small to mid-sized companies like those in which the Fund invests, and institutional investors usually do not own a large percentage of them. The cornerstone of Frontier's investment process is internally generated fundamental research.

Stocks are sold if earnings growth potential is realized, when the fundamental reasons for purchase are no longer valid, or when a more attractive situation is identified.

Principal Investment Risks
As with any mutual fund, there is no guarantee that the Fund will achieve its goals. The Fund's share price will fluctuate which means you could lose money on your investment in the Fund. The Fund's investment performance could be worse than other investments:

• if the stock market as a whole goes down;

• if the market values the stocks in the Fund's portfolio lower than Frontier believes they should be valued;

• if earnings growth estimates of companies the Fund invests in are not achieved; or

• because securities of smaller-capitalization companies may be more thinly traded and may have more frequent and larger price changes than securities of larger-capitalization companies.

Performance
The following information may give some indication of the risks of investing in the M Capital Appreciation Fund by showing changes in the Fund's performance from year to year for each of the last ten calendar years and by showing how the
Fund's average annual total returns compare with those of a broad measure of market performance. The performance information shown here does not reflect fees that are paid by the insurance company separate accounts that invest in the
Fund. Inclusion of those fees would reduce the total return figures for all periods. The Fund's past performance does not necessarily indicate how the Fund will perform in the future.

Highest quarterly return: 24.94% (for the quarter ended 12/31/2001)

Lowest quarterly return: (29.48)% (for the quarter ended 12/31/2008)

The table below shows the Fund's average annual total returns for the periods indicated, and how those returns compare to those of the Russell 2500 Index. You cannot invest directly in an index. The Index is calculated on a total return basis and reflects no deduction for fees, expenses or taxes.

Average Annual Total Returns (for the periods ended December 31, 2010)
Average Annual Total Returns	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
M Capital Appreciation Fund	M Capital Appreciation Fund	27.00%	7.33%	7.54%
M Capital Appreciation Fund Russell 2500 Index	Russell 2500 Index	26.70%	4.86%	6.97%

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Apr 29, 2011
M Capital Appreciation Fund (Prospectus Summary) | M Capital Appreciation Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	M CAPITAL APPRECIATION FUND
Investment Objective, Heading	rr_ObjectiveHeading	Investment Goal
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The Fund seeks maximum capital appreciation.

Expense, Heading	rr_ExpenseHeading	Fund Fees and Expenses
Expense, Narrative	rr_ExpenseNarrativeTextBlock
The fees and expenses reflected in the table below do not include the fees and charges associated with variable annuities, variable life insurance, or qualified retirement plans. Fees and charges for life insurance and annuity products typically include a sales load and/or a surrender charge and other charges for insurance benefits. If these fees and charges were included, the costs shown below would be higher.

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investments)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.
During the most recent fiscal year, the Fund's portfolio turnover rate was 22%
of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	22.00%
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a hypothetical 5% return each year and that the Fund's operating expenses remain the same. These expense examples do not reflect the fees and charges imposed by the applicable insurance company or retirement plan. If these fees and charges were included, the costs shown below would be higher. Although your actual costs (and returns) may be higher or lower, based on these assumptions your costs would be:

Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
The Fund invests in common stock of U.S. companies of all sizes, with emphasis on stocks of companies with capitalizations that are consistent with the capitalizations of those companies found in the Russell 2500 Index. As of May
31, 2010, the capitalization of the Russell 2500 Index ranged from  $112 million to  $5,372 million.

The Fund's sub-adviser, Frontier Capital Management Company, LLC ("Frontier")
seeks to invest in companies with unrecognized earnings potential. Earnings per share, growth and price appreciation are important factors. Wall Street analysts do not usually widely follow small to mid-sized companies like those in which the Fund invests, and institutional investors usually do not own a large percentage of them. The cornerstone of Frontier's investment process is internally generated fundamental research.

Stocks are sold if earnings growth potential is realized, when the fundamental reasons for purchase are no longer valid, or when a more attractive situation is identified.

Risk, Heading	rr_RiskHeading	Principal Investment Risks
Risk, Narrative	rr_RiskNarrativeTextBlock
As with any mutual fund, there is no guarantee that the Fund will achieve its goals. The Fund's share price will fluctuate which means you could lose money on your investment in the Fund. The Fund's investment performance could be worse than other investments:

• if the stock market as a whole goes down;

• if the market values the stocks in the Fund's portfolio lower than Frontier believes they should be valued;

• if earnings growth estimates of companies the Fund invests in are not achieved; or

• because securities of smaller-capitalization companies may be more thinly traded and may have more frequent and larger price changes than securities of larger-capitalization companies.

Risk, Lose Money	rr_RiskLoseMoney	As with any mutual fund, there is no guarantee that the Fund will achieve its goals. The Fund's share price will fluctuate which means you could lose money on your investment in the Fund.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The following information may give some indication of the risks of investing in the M Capital Appreciation Fund by showing changes in the Fund's performance from year to year for each of the last ten calendar years and by showing how the
Fund's average annual total returns compare with those of a broad measure of market performance. The performance information shown here does not reflect fees that are paid by the insurance company separate accounts that invest in the
Fund. Inclusion of those fees would reduce the total return figures for all periods. The Fund's past performance does not necessarily indicate how the Fund will perform in the future.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information may give some indication of the risks of investing in the M Capital Appreciation Fund by showing changes in the Fund's performance from year to year for each of the last ten calendar years and by showing how the Fund's average annual total returns compare with those of a broad measure of market performance.
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance does not necessarily indicate how the Fund will perform in the future.
Bar Chart, Closing	rr_BarChartClosingTextBlock
Highest quarterly return: 24.94% (for the quarter ended 12/31/2001)

Lowest quarterly return: (29.48)% (for the quarter ended 12/31/2008)

Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock
The table below shows the Fund's average annual total returns for the periods indicated, and how those returns compare to those of the Russell 2500 Index. You cannot invest directly in an index. The Index is calculated on a total return basis and reflects no deduction for fees, expenses or taxes.

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (for the periods ended December 31, 2010)
M Capital Appreciation Fund (Prospectus Summary) | M Capital Appreciation Fund | M Capital Appreciation Fund
Risk/Return:	rr_RiskReturnAbstract
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest quarterly return:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec 31, 2001
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	24.94%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest quarterly return:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(29.48%)
M Capital Appreciation Fund | Russell 2500 Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Russell 2500 Index
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	26.70%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	4.86%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	6.97%
M Capital Appreciation Fund | M Capital Appreciation Fund
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.90%
Distribution (12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.20%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.10%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	112
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	350
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	606
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,340
Annual Return 2001	rr_AnnualReturn2001	(1.00%)
Annual Return 2002	rr_AnnualReturn2002	(25.28%)
Annual Return 2003	rr_AnnualReturn2003	55.89%
Annual Return 2004	rr_AnnualReturn2004	9.33%
Annual Return 2005	rr_AnnualReturn2005	15.13%
Annual Return 2006	rr_AnnualReturn2006	16.30%
Annual Return 2007	rr_AnnualReturn2007	11.96%
Annual Return 2008	rr_AnnualReturn2008	(42.03%)
Annual Return 2009	rr_AnnualReturn2009	48.61%
Annual Return 2010	rr_AnnualReturn2010	27.00%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	M Capital Appreciation Fund
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	27.00%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	7.33%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	7.54%

[1]	For the period from May 1, 2011 to April 30, 2012, the Adviser has contractually agreed to reimburse the Fund for certain operating expenses (other than advisory fees, brokerage or other portfolio transaction expenses or expenses for litigation, indemnification, taxes or other extraordinary expenses) to the extent that such expenses exceed 0.25% of the Fund's annualized average daily net assets.

M Business Opportunity Value Fund (Prospectus Summary) | M Business Opportunity Value Fund
M BUSINESS OPPORTUNITY VALUE FUND
Investment Goal
The Fund seeks long-term capital appreciation.

Fund Fees and Expenses
The fees and expenses reflected in the table below do not include the fees and charges associated with variable annuities, variable life insurance, or qualified retirement plans. Fees and charges for life insurance and annuity products typically include a sales load and/or a surrender charge and other charges for insurance benefits. If these fees and charges were included, the costs shown below would be higher.

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investments)
Annual Fund Operating Expenses		M Business Opportunity Value Fund
Management Fees		0.63%
Distribution (12b-1) Fee		none
Other Expenses	[1]	0.27%
Total Annual Fund Operating Expenses		0.90%
Less Fee Waiver/Expense Reimbursement		0.02%
Net Expenses		0.88%
[1]	For the period from May 1, 2011 to April 30, 2012, the Adviser has contractually agreed to reimburse the Fund for certain operating expenses (other than advisory fees, brokerage or other portfolio transaction expenses or expenses for litigation, indemnification, taxes or other extraordinary expenses) to the extent that such expenses exceed 0.25% of the Fund's annualized average daily net assets.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a hypothetical 5% return each year and that the Fund's operating expenses remain the same. These expense examples do not reflect the fees and charges imposed by the applicable insurance company or retirement plan. If these fees and charges were included, the costs shown below would be higher. Although your actual costs (and returns) may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
M Business Opportunity Value Fund	90	285	497	1,106

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.
During the most recent fiscal year, the Fund's portfolio turnover rate was 49%
of the average value of its portfolio.

Principal Investment Strategies
The Fund invests primarily in equity securities of U.S. issuers in the large-capitalization segment of the U.S. stock market.

The Fund's sub-adviser, Iridian Asset Management LLC ("Iridian") uses a value investing approach. Iridian focuses on company valuation and seeks to identify catalysts for corporate change. These catalysts may include management changes, significant stock repurchases and/or dividend policy, acquisition/consolidation, divestiture/spin-off, strategy to enhance shareholder value, unrecognized or non-performing asset and changes in industry conditions. Once a catalyst for change is identified, the Iridian purchases the stock of the company (or companies) it believes to be undervalued that may benefit from the change.

Principal Investment Risks
As with any mutual fund, there is no guarantee that the Fund will achieve its goals. The Fund's share price will fluctuate, which means you could lose money on your investment in the Fund. The Fund's investment performance could be worse than other investments:

• if the stock market as a whole goes down;

• if the stocks the Fund invests in remain inexpensive and do not realize their expected full value;

• if the Iridian does not correctly identify company valuations and/or catalysts;

• if the catalysts identified by Iridian do not produce the expected changes; or

• if the companies the Fund invests in do not benefit from the expected changes as anticipated by Iridian.

Performance
The following information may give some indication of the risks of investing in the M Business Opportunity Value Fund by showing changes in the Fund's performance from year to year since inception and by showing how the Fund's average annual total returns compare with those of a broad measure of market performance. The performance information shown here does not reflect fees that are paid by the insurance company separate accounts that invest in the Fund.
Inclusion of those fees would reduce the total return figures for all periods.
The Fund's past performance does not necessarily indicate how the Fund will perform in the future.

For the Periods Ended December 31, 2010

Highest quarterly return: 15.25% (for the quarter ended 6/30/2003)

Lowest quarterly return: (21.13)% (for the quarter ended 12/31/2008)

The table below shows the Fund's average annual total returns for the periods indicated, and how those returns compare to those of the Russell 1000 Value
Index. You cannot invest directly in an index. The Index is calculated on a total return basis and reflects no deduction for fees, expenses or taxes.

Average Annual Total Returns (for the periods ended December 31, 2010)
Average Annual Total Returns	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
M Business Opportunity Value Fund	M Business Opportunity Value Fund	9.27%	1.38%	4.23%	Feb 1, 2002
M Business Opportunity Value Fund Russell 1000 Value Index	Russell 1000 Value Index	15.51%	1.27%	4.42%	Feb 1, 2002

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Apr 29, 2011
M Business Opportunity Value Fund (Prospectus Summary) | M Business Opportunity Value Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	M BUSINESS OPPORTUNITY VALUE FUND
Investment Objective, Heading	rr_ObjectiveHeading	Investment Goal
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The Fund seeks long-term capital appreciation.

Expense, Heading	rr_ExpenseHeading	Fund Fees and Expenses
Expense, Narrative	rr_ExpenseNarrativeTextBlock
The fees and expenses reflected in the table below do not include the fees and charges associated with variable annuities, variable life insurance, or qualified retirement plans. Fees and charges for life insurance and annuity products typically include a sales load and/or a surrender charge and other charges for insurance benefits. If these fees and charges were included, the costs shown below would be higher.

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investments)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.
During the most recent fiscal year, the Fund's portfolio turnover rate was 49%
of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	49.00%
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a hypothetical 5% return each year and that the Fund's operating expenses remain the same. These expense examples do not reflect the fees and charges imposed by the applicable insurance company or retirement plan. If these fees and charges were included, the costs shown below would be higher. Although your actual costs (and returns) may be higher or lower, based on these assumptions your costs would be:

Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
The Fund invests primarily in equity securities of U.S. issuers in the large-capitalization segment of the U.S. stock market.

The Fund's sub-adviser, Iridian Asset Management LLC ("Iridian") uses a value investing approach. Iridian focuses on company valuation and seeks to identify catalysts for corporate change. These catalysts may include management changes, significant stock repurchases and/or dividend policy, acquisition/consolidation, divestiture/spin-off, strategy to enhance shareholder value, unrecognized or non-performing asset and changes in industry conditions. Once a catalyst for change is identified, the Iridian purchases the stock of the company (or companies) it believes to be undervalued that may benefit from the change.

Risk, Heading	rr_RiskHeading	Principal Investment Risks
Risk, Narrative	rr_RiskNarrativeTextBlock
As with any mutual fund, there is no guarantee that the Fund will achieve its goals. The Fund's share price will fluctuate, which means you could lose money on your investment in the Fund. The Fund's investment performance could be worse than other investments:

• if the stock market as a whole goes down;

• if the stocks the Fund invests in remain inexpensive and do not realize their expected full value;

• if the Iridian does not correctly identify company valuations and/or catalysts;

• if the catalysts identified by Iridian do not produce the expected changes; or

• if the companies the Fund invests in do not benefit from the expected changes as anticipated by Iridian.

Risk, Lose Money	rr_RiskLoseMoney	As with any mutual fund, there is no guarantee that the Fund will achieve its goals. The Fund's share price will fluctuate, which means you could lose money on your investment in the Fund.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The following information may give some indication of the risks of investing in the M Business Opportunity Value Fund by showing changes in the Fund's performance from year to year since inception and by showing how the Fund's average annual total returns compare with those of a broad measure of market performance. The performance information shown here does not reflect fees that are paid by the insurance company separate accounts that invest in the Fund.
Inclusion of those fees would reduce the total return figures for all periods.
The Fund's past performance does not necessarily indicate how the Fund will perform in the future.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information may give some indication of the risks of investing in the M Business Opportunity Value Fund by showing changes in the Fund's performance from year to year since inception and by showing how the Fund's average annual total returns compare with those of a broad measure of market performance.
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance does not necessarily indicate how the Fund will perform in the future.
Bar Chart, Footnotes	rr_BarChartFootnotesTextBlock
For the Periods Ended December 31, 2010

Bar Chart, Closing	rr_BarChartClosingTextBlock
Highest quarterly return: 15.25% (for the quarter ended 6/30/2003)

Lowest quarterly return: (21.13)% (for the quarter ended 12/31/2008)

Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock
The table below shows the Fund's average annual total returns for the periods indicated, and how those returns compare to those of the Russell 1000 Value
Index. You cannot invest directly in an index. The Index is calculated on a total return basis and reflects no deduction for fees, expenses or taxes.

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (for the periods ended December 31, 2010)
M Business Opportunity Value Fund (Prospectus Summary) | M Business Opportunity Value Fund | M Business Opportunity Value Fund
Risk/Return:	rr_RiskReturnAbstract
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest quarterly return:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2003
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	15.25%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest quarterly return:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(21.13%)
M Business Opportunity Value Fund | Russell 1000 Value Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Russell 1000 Value Index
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	15.51%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.27%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	4.42%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 1, 2002
M Business Opportunity Value Fund | M Business Opportunity Value Fund
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.63%
Distribution (12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.27%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.90%
Less Fee Waiver/Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.02%)
Net Expenses	rr_NetExpensesOverAssets	0.88%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	90
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	285
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	497
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,106
Annual Return 2003	rr_AnnualReturn2003	29.65%
Annual Return 2004	rr_AnnualReturn2004	22.60%
Annual Return 2005	rr_AnnualReturn2005	7.81%
Annual Return 2006	rr_AnnualReturn2006	13.89%
Annual Return 2007	rr_AnnualReturn2007	5.44%
Annual Return 2008	rr_AnnualReturn2008	(34.48%)
Annual Return 2009	rr_AnnualReturn2009	24.58%
Annual Return 2010	rr_AnnualReturn2010	9.27%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	M Business Opportunity Value Fund
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	9.27%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.38%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	4.23%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 1, 2002

[1]	For the period from May 1, 2011 to April 30, 2012, the Adviser has contractually agreed to reimburse the Fund for certain operating expenses (other than advisory fees, brokerage or other portfolio transaction expenses or expenses for litigation, indemnification, taxes or other extraordinary expenses) to the extent that such expenses exceed 0.25% of the Fund's annualized average daily net assets.